PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 29, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 28,	February 29,
	2011	2012

Prepaid rent	$2,352,630	$3,988,593
Prepayments to suppliers (1)	1,057,742	1,717,996
Deposit with third parties	—	858,028
Staff advances	440,703	559,793
Interest receivable	396,180	631,510
ADR receivable	108,444	368,711
Receivable from the sale of study cards	1,421	312,944
Others	389,809	574,400
	$4,746,929	$9,011,975

(1)         Advance payments primarily for advertising and purchases of PPE.